Leasing Activity, Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed lease expense – operating leases	$ 990	$ 1,022	$ 1,048
Variable lease expense	268	277	289
Other	(52)	(37)	(93)
Total lease costs	$ 1,206	$ 1,262	$ 1,244